Shareholders' Equity (Options Narrative) (Details) (Stock Options [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation costs related to non-vested options	$ 685
Unrecognized compensation costs related to non-vested options, period for recognition	3 months 18 days
Aggregate intrinsic value of options outstanding	8,878	10,944	8,208
Aggregate intrinsic value of options exercisable	7,116	6,946	4,141
Total intrinsic value of options exercised	$ 2,079	$ 3,490